Intangible assets - Schedule of Sensitivity Of The Impairment Testing To Reasonably Possible Changes In Both Assumptions (Details) - Thom Browne segment € in Millions	6 Months Ended
Jun. 30, 2025 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Headroom	€ 170
WACC (%)	8.53%
EBITDA CAGR (%) 2028 vs. 2024	19.00%
Growth rate (%)	2.75%
WACC +100 bps	51,000,000
EBITDA CAGR -500 bps	105,000,000
Growth rate -50 bps	114,000,000